Inventories and Supplies - Summary of Changes in Allowance for Inventory Obsolescence and Write-down (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Abstract]
Balances at beginning of the year	₱ 3,212	₱ 2,492
Provisions (Note 5)	471	1,528	₱ 907
Write-off	(136)	(121)
Reclassification	(220)	(100)
Cost of sales	(495)	(587)
Reversals	(529)
Balances at end of the year	₱ 2,303	₱ 3,212	₱ 2,492